Loss on Sale of Assets	12 Months Ended
Dec. 31, 2016
Notes To Consolidated Financial Statements
Loss On Sale Of Assets

19. Loss on Sale of Assets

During March 2016, the Company concluded the sale of the vessels Stalo and Kypros Unity to companies controlled by Polys Hajioannou for an aggregate gross consideration of $29,000 in cash, realizing a net loss of $2,750.

There were no sales of vessels in 2014 and 2015.